ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Feb. 28, 2015	Aug. 31, 2014
Fair Value, Inputs, Level 1 [Member]
Derivative Liabilities
Fair Value, Inputs, Level 2 [Member]
Derivative Liabilities
Fair Value, Inputs, Level 3 [Member]
Derivative Liabilities	$ 578,257	$ 118,363